Note 2 - Allowance for Credit Losses for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Balance at beginning of year	$ 92,125	$ 71,189
Bad debt expense (recovery)	(19,216)	20,936
Balance at end of year	$ 72,909	$ 92,125